Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transactions
19
. Related party balances and transactions

Name of related parties	Relationship with the Company
Luo Min	Founder, chief executive officer and controlling shareholder of the Company
Qufenqi Inc.	Ultimate legal holding company of Beijing Happy Time before December 31, 2015
Alipay.com Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Ganzhou QuCampus	Company’s equity method investee
Ganzhou Happy Share Capital Management LLP	Company controlled by Founder
Zhima Credit Management Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Chongqing Alibaba Small Loan Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Ant Zhixin (Hangzhou) Information Technology Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Guosheng Financial Holding Inc.	Company controlled by Director before August 24, 2018
Guosheng Securities Asset Management Co., Ltd.	Company controlled by Director before August 24, 2018
Alibaba Cloud Computing Co., Ltd.	Company controlled by the ultimate controlling individual of shareholder before December 8, 2018
Key management and their immediate families	The Company’s key management and their immediate families

19
.
1
Amounts due from related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$
Short-term amounts due from related parties
Ganzhou Happy Share Capital Management LLP	2,071	—	—

Total short-term amounts due from related parties	2,071	—	—

Total amounts due from related parties	2,071	—	—

The movement of the loan principal and financing service fee receivables due from key management and their immediate families is as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	1,000,000	—	—
Payments	(1,000,000)	—	—

Balance at end of the year	—	—	—

As of December 31, 2018 and 2019, the total outstanding balance, which was due on demand, interest free and uncollateralized due from these related parties, was RMB nil
and RMB
nil
(US$
nil
), respectively.
The Company does not plan to enter into similar transactions with related parties in the future.
19
.
2
Transactions with related parties

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Service income
Key management and their immediate families	4,551	—	—	—

Cost of revenues
Alipay.com Co., Ltd.	114,175,547	58,835,038	—	—
Zhima Credit Management Co., Ltd.	21,435,176	9,265,375	—	—
Alibaba Cloud Computing Co., Ltd.	23,173,116	30,297,435	—	—
Chongqing Alibaba Small Loan Co., Ltd.	3,151,324	—	—	—
Ant Zhixin (Hangzhou) Information Technology Co., Ltd.	—	1,095,684	—	—
Guosheng Financial Holding Inc.	56,746,787	42,900,685	—	—
Guosheng Securities Asset Management Co., Ltd.	2,327,277	5,216,614	—	—

	221,009,227	147,610,831	—	—

Sales and marketing
Zhima Credit Management Co., Ltd.	16,033,107	—	—	—
Alipay.com Co., Ltd.	222,081,862	32,542,281	—	—

	238,114,969	32,542,281	—	—